As filed with the Securities and Exchange Commission on July 17, 2018

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

c/o Causeway Capital Management LLC

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (866) 947-7000

Copies to:

The Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801 (Name and address of agent for service)	MARK D. PERLOW Dechert LLP One Bush Street, Suite 1600 San Francisco, CA 94104 Telephone: (415) 262-4530 Facsimile: (415) 262-4555

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 24, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until July 24, 2018, the effectiveness of the Registrant’s Post-Effective Amendment No. 44 to its Registration Statement, which was filed on May 18, 2018. Post-Effective Amendment No. 44 to the Registration Statement relates to the Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, Causeway Global Absolute Return Fund, and Causeway International Small Cap Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 44, filed on May 18, 2018, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 17th day of July, 2018.

CAUSEWAY CAPITAL MANAGEMENT TRUST

By:	/s/ Turner Swan
Turner Swan President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan Turner Swan	President	July 17, 2018

/s/ Eric Kleinschmidt Eric Kleinschmidt	Treasurer	July 17, 2018

John R. Graham* John R. Graham	Trustee	July 17, 2018

Lawry J. Meister* Lawry J. Meister	Trustee	July 17, 2018

Eric H. Sussman* Eric H. Sussman	Trustee and Chairman of the Board	July 17, 2018

Victoria B. Rogers* Victoria B. Rogers	Trustee	July 17, 2018

* By:	/s/ Turner Swan

 (Turner Swan, pursuant to a power of attorney previously filed)